Cash and Cash Equivalents: (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Cash And Cash Equivalents Details [Abstract]
Bank deposits	$ 9,278,730	$ 6,367,049
Money market funds	72,162	72,098
Total	$ 9,350,892	$ 6,439,147